Sep. 30, 2016
MORGAN STANLEY US GOVERNMENT SECURITIES TRUST | Morgan Stanley US Government Securities Trust
Morgan Stanley US Government Securities Trust

Morgan Stanley

September 30, 2016

Supplement

SUPPLEMENT DATED SEPTEMBER 30, 2016 TO THE PROSPECTUSES OF
Morgan Stanley European Equity Fund Inc., dated February 29, 2016
Morgan Stanley Global Fixed Income Opportunities Fund, dated February 29, 2016
Morgan Stanley Mortgage Securities Trust, dated February 29, 2016
Morgan Stanley Multi Cap Growth Trust, dated March 31, 2016
Morgan Stanley U.S. Government Securities Trust, dated April 29, 2016
(each, a "Fund")

The second sentence of the section of each Fund's Prospectus entitled "Fund Summary—Fees and Expenses" is hereby deleted and replaced with the following:

For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A, Class B, Class C and Class L shares of the Fund already held in Related Accounts as of the date of the transaction as well as Class A, Class B, Class C and Class L shares of any other Morgan Stanley Multi-Class Fund (as defined in the section of this Prospectus entitled "Shareholder Information—How to Exchange Shares—Permissible Fund Exchanges" and including shares of Morgan Stanley Money Market Funds (as defined in the section of this Prospectus entitled "Shareholder Information—How to Exchange Shares—Permissible Fund Exchanges") which you acquired in an exchange from Class A shares of the Fund or Class A shares of another Morgan Stanley Multi-Class Fund) held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—Share Class Arrangements") which you acquired in an exchange from Class A shares of the Fund or Class A shares of another Morgan Stanley Multi-Class Fund already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more.